Equity Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested equity awards			$ 7,900,000		$ 7,900,000			$ 4,800,000	$ 4,500,000
Unrecognized compensation expense, expected weighted average-recognition period					2 years 4 months 24 days			2 years 1 month 6 days	2 years 1 month 6 days
Property Operating Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense								$ 155,000	$ 80,000	$ 40,000
Property operating expenses and Managed REIT Platform expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			100,000	$ 100,000	$ 400,000		$ 400,000
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 1,300,000	$ 800,000	$ 3,700,000		$ 2,700,000	$ 3,800,000	$ 2,800,000	$ 1,600,000
Time Based Awards | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years			3 years
Unvested Shares, Granted					43,720			60,032	78,192
Time Based Awards | LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Granted					315,915			181,664	222,581
Time Based Awards | LTIP Units | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Unvested Shares, Granted	275,308
Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting date					Mar. 31, 2024					Mar. 31, 2023
Awards vesting year					Mar. 31, 2025		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Performance Based Awards | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					100.00%			100.00%
Share based compensation arrangement by share based payment award voting rights					do not have
Unvested Shares, Granted					5,752	[1]		0
Performance Based Awards | LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%			200.00%
Description of distribution and allocation of profits and losses					Recipients of performance based restricted stock accrue distributions during the performance period, and such distributions will only be payable on the date that any such shares of restricted stock vest, based upon the performance level attained. Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.			Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.
Share based compensation arrangement by share based payment award voting rights					one vote per LTIP Unit
Unvested Shares, Granted					271,199			113,429	148,387
Performance Based Awards | LTIP Units | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Granted	271,199
Employee and Director Long-term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance			9,367,118		9,367,118			9,978,272
Minimum | Time Based Awards | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					1 year			1 year
Minimum | Performance Based Awards | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					0.00%			0.00%
Maximum | Time Based Awards | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years			4 years
Maximum | Performance Based Awards | LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%			200.00%

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.